Time charter revenues and net investment in direct financing lease - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Hoegh LNG FRSU III Ltd
Capital Leased Assets [Line Items]
Business Combinations Charter Out One Vessel to Predefined Hire Rate	90.00%
Hoegh Gallant [Member]
Capital Leased Assets [Line Items]
Lease Expiration Year	2020
Lease Expiration Term	5 years
PGN FSRU Lampung
Capital Leased Assets [Line Items]
Lease Expiration Year	2034
Lease Expiration Term	20 years
Hoegh Grace
Capital Leased Assets [Line Items]
Lease Expiration Year	2036
Lease Expiration Term	20 years
Non Cancellable Lease Expiration Term	10 years
Hoegh LNG FSRU IV Ltd
Capital Leased Assets [Line Items]
Lease Initial Term	20 years
Maximum [Member] | Hoegh LNG FSRU IV Ltd
Capital Leased Assets [Line Items]
Lease Expiration Term	15 years
Minimum [Member] | Hoegh LNG FSRU IV Ltd
Capital Leased Assets [Line Items]
Lease Expiration Term	10 years
Time Charter Services
Capital Leased Assets [Line Items]
Reduction for revenue recognized from previous years	$ 497	$ 2,772
Repayments of refund liabilities to charterer	$ 1,188	$ 3,328